Warrant liabilities - ECARX Warrants in connection with the Merger - Movements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Warranty Liability [Roll Forward]
Liability at the beginning	$ 1,125
Liability at the end	978
ECARX Public Warrants
Warranty Liability [Roll Forward]
Liability at the beginning	676
Gain due to change in fair value	(76)
Liability at the end	600
ECARX Private Warrants
Warranty Liability [Roll Forward]
Liability at the beginning	449
Gain due to change in fair value	(71)
Liability at the end	$ 378